Note 17 - Income Tax	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of income tax [text block]
17
) Income Tax

Due to the Company’s early stage of development, it is
not
probable that future taxable profit will be available against which the unused tax losses can be utilized. As a consequence, deferred tax assets are recognized up to deferred tax liabilities.

Temporary differences mainly result from leases, provision for defined benefit obligation and tax losses carryforwards.

As of
December
31,
2019,
the accumulated tax losses carryforwards of Innate Pharma SA were
€231,167
thousand with
no
expiration date (
€218,670
and
€219,563
 thousand as of
December
31,
2017
and
2018
). As of
December
31,
2019,
the accumulated tax losses carryforwards of Innate Pharma Inc. was
€5,098
 thousand, or
$5,727
 thousand, (
€446
thousand, or
$535
thousand and
€493
 thousand, or
$564
 thousand as of
December
31,
2017
and
2018,
respectively), with a
20
-year period expiration.

For the financial year
2018,
the Company opted for the carry back mechanism which gave rise to a
€333
 thousand tax credit.

Tax rate reconciliation

	Year ended December 31,
(in thousands of euro)	2017	2018	2019
Net income (loss) before tax	(48,385)	3,049	(20,759)
Statutory tax rate	33.33%	33.33%	31.00%
Income tax benefit / (expense) calculated at statutory tax rate	16,127	(1,016)	6,435
Increase / (decrease) in income tax benefit / (expenses) arising from:
Differences in tax rates	-	-	137
Research tax credit	3,674	4,500	5,021
Provision for defined benefit obligations	(96)	(359)	(20)
Share-based compensation	(3,276)	(902)	(1,186)
Revenue from collaboration agreements	-	(1,830)	(5,251)
Non-recognition of deferred tax assets related to tax losses and temporary differences	(16,800)	(214)	(5,136)
Carry-back	-	333	-
Other differences	371	(179)	-
Effective tax expense (a)	-	333	-
Effective tax rate	0%	0.93%	0%
Deferred tax income / (loss) (b)	(368)	-	-
Income tax benefit / (expense) (a) + (b)	(368)	333	-